Schedule of Investments
Invesco Emerging Markets Sovereign Debt ETF (PCY)
January 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.92%
Angola-3.18%
Angolan Government International Bond
8.75%, 04/14/2032(a)	$20,350,000	$18,886,530
9.38%, 05/08/2048(a)	20,386,000	18,236,296
9.13%, 11/26/2049(a)	20,865,000	18,346,073
		55,468,899
Bahrain-3.24%
Bahrain Government International Bond
6.00%, 09/19/2044(a)	22,658,000	18,377,473
7.50%, 09/20/2047(a)	20,332,000	18,979,922
6.25%, 01/25/2051(a)	23,130,000	19,076,930
		56,434,325
Brazil-3.01%
Brazilian Government International Bond
5.63%, 01/07/2041	20,031,000	17,685,219
5.63%, 02/21/2047	20,923,000	17,450,178
4.75%, 01/14/2050	23,518,000	17,355,079
		52,490,476
Chile-2.89%
Chile Government International Bond
4.34%, 03/07/2042	19,558,000	17,387,841
3.86%, 06/21/2047	20,114,000	16,420,873
4.00%, 01/31/2052	20,278,000	16,524,687
		50,333,401
China-2.64%
China Government International Bond
4.00%, 10/19/2048(a)(b)	16,000,000	15,368,029
2.25%, 10/21/2050(a)	22,090,000	15,154,620
2.50%, 10/26/2051(a)	21,230,000	15,412,684
		45,935,333
Colombia-2.88%
Colombia Government International Bond
7.38%, 09/18/2037	17,177,000	16,701,818
6.13%, 01/18/2041	20,144,000	16,620,444
5.63%, 02/26/2044	22,109,000	16,929,058
		50,251,320
Costa Rica-3.34%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)(b)	22,986,000	19,423,170
7.00%, 04/04/2044(a)(b)	19,973,000	19,473,675
7.16%, 03/12/2045(a)(b)	19,581,000	19,311,761
		58,208,606
Dominican Republic-3.13%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	18,445,000	18,046,779
6.85%, 01/27/2045(a)	20,006,000	18,319,887
6.50%, 02/15/2048(a)(b)	20,912,000	18,139,331
		54,505,997
Egypt-3.02%
Egypt Government International Bond
8.50%, 01/31/2047(a)	25,102,000	17,794,708
7.90%, 02/21/2048(a)	26,745,000	17,886,521
8.70%, 03/01/2049(a)	23,902,000	16,993,772
		52,675,001
	Principal Amount	Value
El Salvador-3.30%
El Salvador Government International Bond
6.38%, 01/18/2027(a)	$34,982,000	$19,507,666
8.63%, 02/28/2029(a)	35,606,000	19,213,759
8.25%, 04/10/2032(a)	36,300,000	18,876,000
		57,597,425
Guatemala-3.14%
Guatemala Government Bond
4.88%, 02/13/2028(a)	19,370,000	18,886,737
3.70%, 10/07/2033(a)(b)	21,552,000	18,275,371
4.65%, 10/07/2041(a)(b)	21,090,000	17,639,920
		54,802,028
Hungary-2.67%
Hungary Government International Bond
5.50%, 06/16/2034(a)	16,947,000	16,697,489
7.63%, 03/29/2041	13,145,000	14,884,057
3.13%, 09/21/2051(a)	23,600,000	14,918,575
		46,500,121
Indonesia-2.92%
Indonesia Government International Bond
7.75%, 01/17/2038(a)	14,193,000	17,634,802
6.75%, 01/15/2044(a)	14,494,000	16,997,707
4.45%, 04/15/2070	18,704,000	16,183,646
		50,816,155
Jordan-3.26%
Jordan Government International Bond
7.75%, 01/15/2028(a)	17,850,000	18,497,062
5.85%, 07/07/2030(a)	21,013,000	19,426,687
7.38%, 10/10/2047(a)	21,001,000	18,970,350
		56,894,099
Kazakhstan-3.20%
Kazakhstan Government International Bond
4.88%, 10/14/2044(a)	30,424,000	27,761,900
6.50%, 07/21/2045(a)	26,308,000	28,008,181
		55,770,081
Kenya-3.13%
Republic of Kenya Government International Bond
7.25%, 02/28/2028(a)	31,013,000	27,500,468
8.25%, 02/28/2048(a)	34,181,000	27,015,295
		54,515,763
Kuwait-1.56%
Kuwait International Government Bond, 3.50%, 03/20/2027(a)	27,537,000	27,123,945
Mexico-2.97%
Mexico Government International Bond
4.60%, 01/23/2046	20,456,750	17,054,588
5.75%, 10/12/2110	18,960,000	17,188,567
Series A, 6.05%, 01/11/2040	17,077,000	17,431,254
		51,674,409
Mongolia-3.14%
Mongolia Government International Bond
5.13%, 04/07/2026(a)	19,265,000	18,157,262
3.50%, 07/07/2027(a)	21,354,000	18,684,750
4.45%, 07/07/2031(a)(b)	21,643,000	17,964,849
		54,806,861
See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
January 31, 2023
(Unaudited)
	Principal Amount	Value
Morocco-3.00%
Morocco Government International Bond
3.00%, 12/15/2032(a)	$22,724,000	$18,217,717
5.50%, 12/11/2042(a)	19,533,000	16,950,933
4.00%, 12/15/2050(a)	24,730,000	17,061,227
		52,229,877
Nigeria-2.74%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	23,306,000	16,255,935
7.63%, 11/28/2047(a)	23,909,000	15,611,621
9.25%, 01/21/2049(a)(b)	20,970,000	15,951,250
		47,818,806
Oman-3.44%
Oman Government International Bond
6.50%, 03/08/2047(a)	20,425,000	19,608,000
6.75%, 01/17/2048(a)	20,407,000	20,186,094
7.00%, 01/25/2051(a)	19,774,000	20,100,074
		59,894,168
Pakistan-1.57%
Pakistan Government International Bond
6.00%, 04/08/2026(a)	20,080,000	8,785,000
6.88%, 12/05/2027(a)	21,258,000	9,140,940
7.38%, 04/08/2031(a)	22,300,000	9,495,340
		27,421,280
Panama-2.98%
Panama Government International Bond
2.25%, 09/29/2032	22,006,000	16,918,025
3.30%, 01/19/2033(b)	20,770,000	17,388,546
6.40%, 02/14/2035	16,750,000	17,711,267
		52,017,838
Paraguay-3.10%
Paraguay Government International Bond
4.70%, 03/27/2027(a)	18,660,000	18,475,834
6.10%, 08/11/2044(a)	18,302,000	18,202,356
5.60%, 03/13/2048(a)(b)	19,108,000	17,376,449
		54,054,639
Peru-2.72%
Peruvian Government International Bond
5.63%, 11/18/2050	15,508,000	15,796,437
3.55%, 03/10/2051	21,295,000	15,757,906
3.60%, 01/15/2072	23,342,000	15,809,789
		47,364,132
Philippines-2.92%
Philippine Government International Bond
3.20%, 07/06/2046	23,043,000	17,346,673
4.20%, 03/29/2047	19,334,000	17,091,900
5.95%, 10/13/2047	14,950,000	16,430,575
		50,869,148
Poland-1.57%
Republic of Poland Government International Bond
3.25%, 04/06/2026	9,332,000	9,018,146
5.50%, 11/16/2027	8,800,000	9,135,183
5.75%, 11/16/2032	8,550,000	9,261,018
		27,414,347
	Principal Amount	Value
Qatar-2.77%
Qatar Government International Bond
4.63%, 06/02/2046(a)	$16,690,000	$16,362,909
5.10%, 04/23/2048(a)	15,529,000	16,062,499
4.82%, 03/14/2049(a)	15,909,000	15,918,132
		48,343,540
Romania-2.80%
Romanian Government International Bond
6.13%, 01/22/2044(a)	17,070,000	16,353,828
5.13%, 06/15/2048(a)	19,382,000	16,191,878
4.00%, 02/14/2051(a)	23,148,000	16,280,475
		48,826,181
Saudi Arabia-2.77%
Saudi Government International Bond
4.50%, 10/26/2046(a)	18,004,000	16,184,030
4.63%, 10/04/2047(a)	17,737,000	16,156,456
5.00%, 04/17/2049(a)	16,600,000	15,918,503
		48,258,989
South Africa-2.98%
Republic of South Africa Government International Bond
6.30%, 06/22/2048	20,919,000	17,283,863
5.75%, 09/30/2049	22,337,000	17,099,644
7.30%, 04/20/2052	19,330,000	17,479,346
		51,862,853
Turkey-3.19%
Turkey Government International Bond
5.95%, 01/15/2031	22,250,000	18,372,048
6.88%, 03/17/2036	21,739,000	17,986,023
6.63%, 02/17/2045	25,450,000	19,157,487
		55,515,558
United Arab Emirates-2.75%
Finance Department Government of Sharjah
3.63%, 03/10/2033(a)	20,250,000	17,028,043
4.00%, 07/28/2050(a)	23,811,000	15,746,214
4.38%, 03/10/2051(a)	21,828,000	15,153,347
		47,927,604
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,074,466,591)		1,706,623,205
	Shares
Money Market Funds-0.45%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(c)(d) (Cost $7,745,505)	7,745,505	7,745,505
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.37% (Cost $2,082,212,096)		1,714,368,710
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.70%
Invesco Private Government Fund, 4.36%(c)(d)(e)	13,188,066	13,188,066

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.59%(c)(d)(e)	33,908,396	$33,918,568
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,106,730)		47,106,634
TOTAL INVESTMENTS IN SECURITIES-101.07% (Cost $2,129,318,826)		1,761,475,344
OTHER ASSETS LESS LIABILITIES-(1.07)%		(18,638,518)
NET ASSETS-100.00%		$1,742,836,826
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $1,185,762,020, which represented 68.04% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,905,005	$24,676,790	$(24,836,290)	$-	$-	$7,745,505	$42,553
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,375,146	31,349,803	(33,536,883)	-	-	13,188,066	129,177*
Invesco Private Prime Fund	39,527,745	52,116,179	(57,735,815)	1,639	8,820	33,918,568	360,246*
Total	$62,807,896	$108,142,772	$(116,108,988)	$1,639	$8,820	$54,852,139	$531,976

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Short Term High Yield Bond ETF (PGHY)
January 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.59%
Angola-0.12%
Angolan Government International Bond, 9.50%, 11/12/2025(a)	$200,000	$209,265
Argentina-1.46%
AES Argentina Generacion S.A., 7.75%, 02/02/2024(a)	850,000	727,039
Agua y Saneamientos Argentinos S.A., 6.63%, 02/01/2023(a)	850,000	666,400
Capex S.A., 6.88%, 05/15/2024(a)	500,000	495,657
MSU Energy S.A./UGEN S.A./UENSA S.A., 6.88%, 02/01/2025(a)	600,000	456,331
Provincia de Cordoba, 6.88%, 12/10/2025(a)(b)	221	192
Transportadora de Gas del Sur S.A., 6.75%, 05/02/2025(a)	200,000	187,455
YPF S.A., 8.50%, 07/28/2025(a)	100,000	91,940
		2,625,014
Armenia-0.43%
Ardshinbank CJSC Via Dilijan Finance B.V., 6.50%, 01/28/2025(a)	600,000	569,470
Republic of Armenia International Bond, 7.15%, 03/26/2025(a)	200,000	203,306
		772,776
Australia-0.54%
FMG Resources August 2006 Pty. Ltd., 5.13%, 05/15/2024(a)	600,000	594,920
Infrabuild Australia Pty. Ltd., 12.00%, 10/01/2024(a)	400,000	381,094
		976,014
Azerbaijan-0.85%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/2024(a)	600,000	586,500
Republic of Azerbaijan International Bond, 4.75%, 03/18/2024(a)	400,000	397,528
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/2023(a)	550,000	548,680
		1,532,708
Bahrain-0.87%
Bahrain Government International Bond, 6.13%, 08/01/2023(a)	400,000	400,796
BBK BSC, 5.50%, 07/09/2024(a)	450,000	446,971
CBB International Sukuk Co. 7 S.P.C., 6.88%, 10/05/2025(a)	200,000	209,267
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/07/2024(a)	500,000	512,960
		1,569,994
Brazil-5.33%
Azul Investments L.L.P., 5.88%, 10/26/2024(a)(c)	500,000	377,174
Banco Daycoval S.A., 4.25%, 12/13/2024(a)	500,000	479,275
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/2023(a)	595,000	595,789
4.75%, 05/09/2024(a)	580,000	577,825
Banco Safra S.A., 4.13%, 02/08/2023(a)	600,000	599,556
Banco Votorantim S.A.
4.50%, 09/24/2024(a)	500,000	488,035
4.38%, 07/29/2025(a)	200,000	192,489
	Principal Amount	Value
Brazil-(continued)
Brazilian Government International Bond
8.88%, 04/15/2024	$500,000	$519,611
4.25%, 01/07/2025	600,000	593,534
8.75%, 02/04/2025	500,000	536,582
2.88%, 06/06/2025	200,000	190,651
BRF S.A., 4.75%, 05/22/2024(a)	600,000	588,362
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024(a)	500,000	511,895
Centrais Eletricas Brasileiras S.A., 3.63%, 02/04/2025(a)	500,000	476,825
Embraer Netherlands Finance B.V., 5.05%, 06/15/2025	100,000	98,768
Gol Finance S.A., 7.00%, 01/31/2025(a)	500,000	262,350
InterCement Financial Operations B.V., 5.75%, 07/17/2024(a)	600,000	482,253
Itau Unibanco Holding S.A.
5.13%, 05/13/2023(a)	600,000	598,964
3.25%, 01/24/2025(a)	500,000	484,940
Petrobras Global Finance B.V.
6.25%, 03/17/2024	468,000	469,668
5.30%, 01/27/2025	497,000	497,497
		9,622,043
Canada-2.39%
Bombardier, Inc.
7.50%, 12/01/2024(a)	500,000	510,062
7.50%, 03/15/2025(a)	100,000	100,246
Ensign Drilling, Inc., 9.25%, 04/15/2024(a)	400,000	388,779
GFL Environmental, Inc.
4.25%, 06/01/2025(a)	200,000	193,087
3.75%, 08/01/2025(a)	200,000	190,305
goeasy Ltd., 5.38%, 12/01/2024(a)	500,000	479,340
Methanex Corp., 4.25%, 12/01/2024	600,000	579,429
NOVA Chemicals Corp.
4.88%, 06/01/2024(a)	603,000	594,688
5.00%, 05/01/2025(a)	200,000	192,532
Ritchie Bros. Auctioneers, Inc., 5.38%, 01/15/2025(a)	500,000	494,350
Videotron Ltd., 5.38%, 06/15/2024(a)	600,000	596,676
		4,319,494
Chile-0.26%
Kenbourne Invest S.A., 6.88%, 11/26/2024(a)	500,000	465,475
China-1.09%
Greenland Global Investment Ltd., 5.88%, 07/03/2026(a)	200,000	96,688
Huachen Energy Co. Ltd., 2.35% PIK Rate, 2.30% Cash Rate, 12/29/2026(a)(d)	410,690	200,827
Yanlord Land HK Co. Ltd.
6.75%, 04/23/2023(a)(c)	700,000	702,625
6.80%, 02/27/2024(a)	600,000	587,700
Yinchuan Tonglian Capital Investment Operation Co. Ltd., 4.45%, 06/10/2023(a)	200,000	190,697
Zhangzhou Transportation Development Group Co. Ltd., 4.98%, 06/01/2025(a)	200,000	193,169
		1,971,706
Colombia-1.69%
Banco Bilbao Vizcaya Argentaria Colombia S.A., 4.88%, 04/21/2025(a)	200,000	195,421
See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2023
(Unaudited)
	Principal Amount	Value
Colombia-(continued)
Banco de Bogota S.A., 5.38%, 02/19/2023(a)	$607,000	$607,115
Bancolombia S.A., 3.00%, 01/29/2025	500,000	474,913
Credivalores-Crediservicios S.A.S., 8.88%, 02/07/2025(a)	500,000	112,500
Ecopetrol S.A.
5.88%, 09/18/2023	575,000	575,569
4.13%, 01/16/2025(c)	500,000	484,880
Gilex Holding S.a.r.l., 8.50%, 05/02/2023(a)	610,000	605,398
		3,055,796
Costa Rica-0.11%
Costa Rica Government International Bond, 4.38%, 04/30/2025(a)	200,000	194,150
Denmark-0.33%
DKT Finance ApS, 9.38%, 06/17/2023(a)	600,000	600,384
Dominican Republic-0.61%
Banco De Reservas De La Republica Dominicana Banco De Servicios Multiples S.A., 7.00%, 02/01/2023(a)	550,000	550,000
Dominican Republic International Bond, 5.50%, 01/27/2025(a)	550,000	549,351
		1,099,351
Egypt-1.64%
Egypt Government International Bond
5.58%, 02/21/2023(a)	600,000	598,692
4.55%, 11/20/2023(a)	684,000	659,568
6.20%, 03/01/2024(a)	550,000	527,697
5.75%, 05/29/2024(a)	600,000	566,993
6.75%, 11/10/2024(a)	250,000	234,063
5.88%, 06/11/2025(a)	200,000	184,666
5.25%, 10/06/2025(a)	200,000	180,312
		2,951,991
El Salvador-0.32%
El Salvador Government International Bond, 5.88%, 01/30/2025(a)	800,000	585,237
Ethiopia-0.26%
Ethiopia International Bond, 6.63%, 12/11/2024(a)	700,000	477,407
Gabon-0.11%
Gabon Government International Bond, 6.95%, 06/16/2025(a)	200,000	194,737
Georgia-0.27%
Georgia Capital JSC, 6.13%, 03/09/2024(a)	500,000	486,250
Germany-0.72%
Commerzbank AG, 8.13%, 09/19/2023(a)	509,000	513,741
Deutsche Bank AG, 4.50%, 04/01/2025(c)	200,000	194,035
Norddeutsche Landesbank-Girozentrale, 6.25%, 04/10/2024(a)	400,000	392,744
ZF North America Capital, Inc., 4.75%, 04/29/2025(a)	200,000	193,134
		1,293,654
Ghana-0.08%
Tullow Oil PLC, 7.00%, 03/01/2025(a)	200,000	142,426
India-3.96%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/2024(a)	500,000	499,975
	Principal Amount	Value
India-(continued)
Adani Green Energy UP Ltd./Prayatna Developers Pvt. Ltd./Parampujya Solar Energy Pvt. Ltd., 6.25%, 12/10/2024(a)	$550,000	$510,734
Azure Power Solar Energy Pvt. Ltd., 5.65%, 12/24/2024(a)	500,000	427,565
Greenko Investment Co., 4.88%, 08/16/2023(a)	600,000	591,000
Greenko Solar Mauritius Ltd., 5.55%, 01/29/2025(a)	500,000	480,625
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/2025(a)	350,000	331,710
IIFL Finance Ltd., 5.88%, 04/20/2023(a)	612,000	606,645
India Green Energy Holdings, 5.38%, 04/29/2024(a)	500,000	485,268
India Toll Roads, 5.50%, 08/19/2024(a)	500,000	486,911
JSW Steel Ltd.
5.95%, 04/18/2024(a)	500,000	496,750
5.38%, 04/04/2025(a)	200,000	195,100
Muthoot Finance Ltd., 4.40%, 09/02/2023(a)	400,000	393,820
Shriram Finance Ltd.
4.40%, 03/13/2024(a)	478,000	461,409
4.15%, 07/18/2025(a)	200,000	185,610
Tata Motors Ltd., 5.75%, 10/30/2024(a)	500,000	494,670
TML Holdings Pte. Ltd., 5.50%, 06/03/2024(a)	500,000	491,750
		7,139,542
Indonesia-1.76%
APL Realty Holdings Pte. Ltd., 5.95%, 06/02/2024(a)	600,000	333,000
Indika Energy Capital III Pte. Ltd., 5.88%, 11/09/2024(a)	600,000	594,327
LMIRT Capital Pte. Ltd., 7.25%, 06/19/2024(a)	400,000	312,000
Nickel Industries Ltd., 6.50%, 04/01/2024(a)	500,000	488,050
PT Kawasan Industri Jababeka Tbk, 7.00%, 12/15/2027(a)(b)	490,000	384,650
PT Saka Energi Indonesia, 4.45%, 05/05/2024(a)	650,000	632,145
Theta Capital Pte. Ltd., 8.13%, 01/22/2025(a)	500,000	437,750
		3,181,922
Israel-1.54%
Energean Israel Finance Ltd., 4.50%, 03/30/2024(a)	450,000	440,100
Leviathan Bond Ltd.
5.75%, 06/30/2023(a)	507,202	507,303
6.13%, 06/30/2025(a)	200,000	199,000
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/2023	574,000	566,943
6.00%, 04/15/2024(c)	450,000	449,156
7.13%, 01/31/2025(c)	600,000	608,880
		2,771,382
Jamaica-0.24%
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/2024(a)	500,000	430,720

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2023
(Unaudited)
	Principal Amount	Value
Japan-1.31%
Rakuten Group, Inc., 3.55%, 11/27/2024(a)	$900,000	$814,690
SoftBank Group Corp.
4.75%, 09/19/2024(a)	700,000	678,836
3.13%, 01/06/2025(a)	500,000	468,750
6.13%, 04/20/2025(a)	200,000	197,520
6.00%, 07/30/2025(a)	200,000	196,804
		2,356,600
Jordan-0.11%
Jordan Government International Bond, 4.95%, 07/07/2025(a)	200,000	194,272
Kenya-0.26%
Republic of Kenya Government International Bond, 6.88%, 06/24/2024(a)	500,000	472,045
Kuwait-0.39%
Kuwait Projects Co. SPC Ltd., 5.00%, 03/15/2023(a)	700,000	696,494
Mexico-1.67%
Axtel S.A.B. de C.V., 6.38%, 11/14/2024(a)	426,000	365,295
Credito Real S.A.B. de C.V., SOFOM, E.R., 7.25%, 07/20/2023, (Acquired 09/28/2020; Cost $297,011)(a)(e)	300,000	28,798
Operadora de Servicios Mega S.A. de C.V. SOFOM, E.R., 8.25%, 02/11/2025(a)	500,000	262,101
Petroleos Mexicanos
4.63%, 09/21/2023	585,000	580,110
4.88%, 01/18/2024(c)	611,000	604,722
4.25%, 01/15/2025(c)	600,000	575,109
6.88%, 10/16/2025	200,000	200,555
SixSigma Networks Mexico S.A. de C.V., 7.50%, 05/02/2025(a)	200,000	186,763
Total Play Telecomunicaciones, S.A. de C.V., 7.50%, 11/12/2025(a)	200,000	186,814
Unifin Financiera S.A.B. de C.V., 7.25%, 09/27/2023, (Acquired 12/10/2020 - 11/24/2021; Cost $690,063)(a)(e)(f)	700,000	29,750
		3,020,017
Mongolia-0.66%
Development Bank of Mongolia LLC, 7.25%, 10/23/2023(a)	400,000	395,428
Mongolia Government International Bond
5.63%, 05/01/2023(a)	600,000	600,360
8.75%, 03/09/2024(a)	200,000	201,500
		1,197,288
Morocco-0.33%
OCP S.A., 5.63%, 04/25/2024(a)	600,000	599,838
Namibia-0.11%
Namibia International Bonds, 5.25%, 10/29/2025(a)	200,000	190,004
Netherlands-0.31%
InterGen N.V., 7.00%, 06/30/2023(a)	550,000	550,374
Nigeria-0.43%
Nigeria Government International Bond
6.38%, 07/12/2023(a)	600,000	593,363
7.63%, 11/21/2025(a)	200,000	184,415
		777,778
Oman-0.96%
Bank Muscat SAOG, 4.88%, 03/14/2023(a)	600,000	598,860
	Principal Amount	Value
Oman-(continued)
Lamar Funding Ltd., 3.96%, 05/07/2025(a)	$200,000	$192,242
Oman Government International Bond, 4.88%, 02/01/2025(a)	530,000	525,386
Oztel Holdings SPC Ltd., 5.63%, 10/24/2023(a)	408,000	408,113
		1,724,601
Pakistan-0.24%
Pakistan Government International Bond
8.25%, 04/15/2024(a)	400,000	231,136
8.25%, 09/30/2025(a)	400,000	209,602
		440,738
Puerto Rico-0.33%
Popular, Inc., 6.13%, 09/14/2023	600,000	600,063
Russia-0.07%
Chelyabinsk Pipe Plant Via Chelpipe Finance DAC, 4.50%, 09/19/2024(a)(f)	300,000	82,500
O1 Properties Finance PLC, 0.50%, 12/31/2049(a)	500,000	37,500
		120,000
Singapore-0.27%
Puma International Financing S.A., 5.13%, 10/06/2024(a)	500,000	483,670
South Africa-1.41%
Eskom Holdings SOC Ltd.
6.75%, 08/06/2023(a)	420,000	414,070
7.13%, 02/11/2025(a)	613,000	589,969
MTN (Mauritius) Investments Ltd., 4.76%, 11/11/2024(a)	300,000	293,700
Republic of South Africa Government International Bond
4.67%, 01/17/2024	600,000	593,244
5.88%, 09/16/2025	200,000	201,668
Sasol Financing USA LLC, 5.88%, 03/27/2024	450,000	445,898
		2,538,549
South Korea-0.22%
SK Innovation Co. Ltd., 4.13%, 07/13/2023(a)	400,000	397,112
Spain-0.06%
Codere Finance 2 (Luxembourg) S.A., 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027, (Acquired 03/01/2019 - 10/31/2022; Cost $198,645)(a)(d)(e)	209,644	116,386
Sweden-0.96%
Stena AB, 7.00%, 02/01/2024(a)	600,000	598,424
Stena International S.A.
5.75%, 03/01/2024(a)	575,000	571,775
6.13%, 02/01/2025(a)	600,000	570,359
		1,740,558
Togo-0.28%
Ecobank Transnational, Inc., 9.50%, 04/18/2024(a)	500,000	503,030
Trinidad-0.33%
Trinidad & Tobago Government International Bond, 4.38%, 01/16/2024(a)	600,000	591,911

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2023
(Unaudited)
	Principal Amount	Value
Tunisia-0.26%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/2025(a)	$700,000	$460,852
Turkey-9.54%
Akbank T.A.S., 5.13%, 03/31/2025(a)	200,000	191,980
Arcelik A.S., 5.00%, 04/03/2023(a)	500,000	499,554
Hazine Mustesarligi Varlik Kiralama A.S.
5.00%, 04/06/2023(a)	500,000	500,373
4.49%, 11/25/2024(a)	500,000	476,675
9.76%, 11/13/2025(a)	200,000	206,966
9.76%, 11/13/2025(a)	200,000	206,966
KOC Holding A.S.
5.25%, 03/15/2023(a)	500,000	499,815
6.50%, 03/11/2025(a)	200,000	197,880
Mersin Uluslararasi Liman Isletmeciligi A.S., 5.38%, 11/15/2024(a)	500,000	483,775
QNB Finansbank A.S., 6.88%, 09/07/2024(a)	500,000	508,466
Roenesans Gayrimenkul Yatirim A.S., 7.25%, 04/26/2023(a)	550,000	548,142
T.C. Ziraat Bankasi A.S., 5.13%, 09/29/2023(a)	620,000	614,682
Turk Telekomunikasyon A.S.
4.88%, 06/19/2024(a)	600,000	568,380
6.88%, 02/28/2025(a)	613,000	585,123
Turkcell Iletisim Hizmetleri A.S., 5.75%, 10/15/2025(a)	200,000	188,996
Turkey Government International Bond
3.25%, 03/23/2023	600,000	600,421
7.25%, 12/23/2023	600,000	605,190
5.75%, 03/22/2024	600,000	590,424
6.35%, 08/10/2024	500,000	492,020
5.60%, 11/14/2024	500,000	482,352
7.38%, 02/05/2025	500,000	499,076
4.25%, 03/13/2025	200,000	186,120
6.38%, 10/14/2025	200,000	191,007
Turkiye Garanti Bankasi A.S., 5.88%, 03/16/2023(a)	500,000	501,255
Turkiye Ihracat Kredi Bankasi A.S.
5.38%, 10/24/2023(a)	620,000	615,152
8.25%, 01/24/2024(a)	600,000	604,525
6.13%, 05/03/2024(a)	600,000	588,750
Turkiye Is Bankasi A.S.
7.85%, 12/10/2023(a)	600,000	605,256
6.13%, 04/25/2024(a)	500,000	492,625
Turkiye Petrol Rafinerileri A.S., 4.50%, 10/18/2024(a)	550,000	527,769
Turkiye Sinai Kalkinma Bankasi A.S., 6.00%, 01/23/2025(a)	500,000	481,293
Turkiye Vakiflar Bankasi T.A.O.
8.13%, 03/28/2024(a)	600,000	603,578
5.25%, 02/05/2025(a)	500,000	473,055
Ulker Biskuvi Sanayi A.S., 6.95%, 10/30/2025(a)	200,000	179,272
Yapi ve Kredi Bankasi A.S.
6.10%, 03/16/2023(a)	600,000	601,436
5.85%, 06/21/2024(a)	516,000	505,523
8.25%, 10/15/2024(a)	500,000	506,052
		17,209,924
	Principal Amount	Value
Ukraine-0.12%
MHP SE, 7.75%, 05/10/2024(a)	$350,000	$177,954
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(f)	200,000	43,000
		220,954
United Arab Emirates-0.25%
Alpha Star Holding V Ltd., 6.63%, 04/18/2023(a)	454,000	453,024
United Kingdom-1.02%
Celtic Resources Holdings DAC, 4.13%, 10/09/2024(a)(g)	300,000	0
Clear Channel International B.V., 6.63%, 08/01/2025(a)	200,000	194,926
eG Global Finance PLC, 6.75%, 02/07/2025(a)	750,000	696,307
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/2023(a)	550,000	550,000
Neptune Energy Bondco PLC, 6.63%, 05/15/2025(a)	400,000	395,478
		1,836,711
United States-46.23%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(a)	110,000	111,231
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/2025(a)	200,000	190,540
ADT Security Corp. (The), 4.13%, 06/15/2023	610,000	607,758
Akumin, Inc., 7.00%, 11/01/2025(a)	200,000	155,258
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(a)	500,000	500,052
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 05/01/2025(a)	200,000	198,942
Ally Financial, Inc.
5.13%, 09/30/2024	600,000	599,645
5.75%, 11/20/2025(c)	200,000	198,897
AMC Networks, Inc.
5.00%, 04/01/2024	600,000	576,687
4.75%, 08/01/2025(c)	200,000	171,307
American Airlines Group, Inc., 3.75%, 03/01/2025(a)	200,000	187,622
American Airlines, Inc., 11.75%, 07/15/2025(a)	100,000	111,416
AmeriGas Partners L.P./AmeriGas Finance Corp.
5.63%, 05/20/2024	600,000	591,753
5.50%, 05/20/2025	200,000	194,241
Aramark Services, Inc.
5.00%, 04/01/2025(a)	200,000	197,203
6.38%, 05/01/2025(a)	200,000	200,295
Arconic Corp., 6.00%, 05/15/2025(a)	200,000	198,515
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(a)	250,000	244,736
Arrow Bidco LLC, 9.50%, 03/15/2024(a)	600,000	600,698
Avient Corp., 5.75%, 05/15/2025(a)	200,000	198,163
B&G Foods, Inc., 5.25%, 04/01/2025	200,000	182,498
Ball Corp.
4.00%, 11/15/2023	600,000	592,287
5.25%, 07/01/2025(c)	200,000	199,247

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2023
(Unaudited)
	Principal Amount	Value
United States-(continued)
Bausch Health Cos., Inc., 5.50%, 11/01/2025(a)	$300,000	$255,518
Boxer Parent Co., Inc., 7.13%, 10/02/2025(a)	200,000	198,306
Brand Industrial Services, Inc., 8.50%, 07/15/2025(a)	100,000	81,863
Brinker International, Inc.
3.88%, 05/15/2023	600,000	597,461
5.00%, 10/01/2024(a)	600,000	587,784
Caesars Entertainment, Inc., 6.25%, 07/01/2025(a)	200,000	199,430
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(a)	200,000	200,267
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/2023(a)	500,000	499,825
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	600,000	600,135
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(a)	200,000	198,762
Cengage Learning, Inc., 9.50%, 06/15/2024(a)	500,000	487,012
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	200,000	201,998
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/2025(a)	130,000	127,704
Citgo Holding, Inc., 9.25%, 08/01/2024(a)	500,000	503,107
CITGO Petroleum Corp., 7.00%, 06/15/2025(a)	100,000	99,269
Clearwater Paper Corp., 5.38%, 02/01/2025(a)	500,000	487,218
CNG Holdings, Inc., 12.50%, 06/15/2024(a)	500,000	427,835
CommScope Technologies LLC, 6.00%, 06/15/2025(a)	200,000	189,634
Compass Minerals International, Inc., 4.88%, 07/15/2024(a)	600,000	582,044
Constellation Merger Sub, Inc., 8.50%, 09/15/2025(a)	200,000	173,659
Continental Resources, Inc.
4.50%, 04/15/2023(c)	500,000	498,740
3.80%, 06/01/2024	600,000	588,240
Cornerstone Chemical Co., 6.75%, 08/15/2024(a)	500,000	400,570
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025(c)	200,000	197,383
CrownRock L.P./ CrownRock Finance Inc., 5.63%, 10/15/2025(a)	180,000	175,719
CSC Holdings LLC, 5.25%, 06/01/2024(c)	600,000	588,000
CVR Energy, Inc., 5.25%, 02/15/2025(a)	600,000	579,648
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(a)	200,000	198,201
Dave & Buster’s, Inc., 7.63%, 11/01/2025(a)	200,000	203,510
Delta Air Lines, Inc.
3.80%, 04/19/2023	600,000	598,330
2.90%, 10/28/2024	600,000	572,928
Diebold Nixdorf, Inc., 9.38%, 07/15/2025(a)	100,000	70,189
DISH DBS Corp.
5.00%, 03/15/2023	601,000	600,442
5.88%, 11/15/2024	600,000	567,000
	Principal Amount	Value
United States-(continued)
Diversified Healthcare Trust
4.75%, 05/01/2024	$659,000	$575,897
9.75%, 06/15/2025	200,000	195,416
DPL, Inc., 4.13%, 07/01/2025	200,000	190,651
Enact Holdings, Inc., 6.50%, 08/15/2025(a)	200,000	197,231
Encompass Health Corp., 5.75%, 09/15/2025	200,000	198,729
EnerSys, 5.00%, 04/30/2023(a)	600,000	598,869
EnLink Midstream Partners L.P., 4.15%, 06/01/2025	110,000	106,108
Enova International, Inc., 8.50%, 09/01/2024(a)	500,000	486,345
EQM Midstream Partners L.P., 4.00%, 08/01/2024	600,000	581,154
FirstEnergy Corp., 2.05%, 03/01/2025	200,000	188,188
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(a)	300,000	270,032
Ford Motor Credit Co. LLC
4.14%, 02/15/2023	450,000	448,582
3.37%, 11/17/2023	528,000	516,093
5.58%, 03/18/2024	600,000	596,377
4.06%, 11/01/2024	500,000	484,862
2.30%, 02/10/2025	700,000	649,955
4.69%, 06/09/2025	200,000	194,486
5.13%, 06/16/2025	200,000	196,779
3.38%, 11/13/2025	200,000	186,566
Freedom Mortgage Corp.
8.13%, 11/15/2024(a)	600,000	581,472
8.25%, 04/15/2025(a)	200,000	190,424
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	530,000	528,728
4.55%, 11/14/2024	600,000	593,570
FS Energy and Power Fund, 7.50%, 08/15/2023(a)	409,000	408,041
FXI Holdings, Inc., 7.88%, 11/01/2024(a)	500,000	451,439
Gen Digital, Inc., 5.00%, 04/15/2025(a)	200,000	196,235
Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/01/2025	200,000	196,750
G-III Apparel Group Ltd., 7.88%, 08/15/2025(a)	200,000	190,253
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2025	200,000	206,689
Graphic Packaging International LLC, 4.13%, 08/15/2024	600,000	591,057
Hanesbrands, Inc., 4.63%, 05/15/2024(a)	600,000	590,271
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/2025(a)	200,000	195,709
HCA, Inc.
5.00%, 03/15/2024	200,000	199,578
5.38%, 02/01/2025	600,000	602,528
5.25%, 04/15/2025	200,000	200,294
7.69%, 06/15/2025	100,000	105,060
Hillenbrand, Inc., 5.75%, 06/15/2025	200,000	201,327
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(a)	200,000	199,089
Howmet Aerospace, Inc.
5.13%, 10/01/2024	600,000	597,699
6.88%, 05/01/2025(c)	200,000	206,244
Hyatt Hotels Corp.
1.30%, 10/01/2023(c)	600,000	584,060
1.80%, 10/01/2024	600,000	569,468

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2023
(Unaudited)
	Principal Amount	Value
United States-(continued)
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	$600,000	$586,500
International Game Technology PLC, 6.50%, 02/15/2025(a)	600,000	606,972
Intrado Corp., 8.50%, 10/15/2025(a)	200,000	180,131
IRB Holding Corp., 7.00%, 06/15/2025(a)	200,000	200,948
iStar, Inc.
4.75%, 10/01/2024	500,000	497,625
4.25%, 08/01/2025	100,000	99,379
Koppers, Inc., 6.00%, 02/15/2025(a)	500,000	493,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(a)	200,000	192,722
Las Vegas Sands Corp.
3.20%, 08/08/2024	600,000	577,640
2.90%, 06/25/2025(c)	200,000	187,352
Legacy LifePoint Health LLC, 6.75%, 04/15/2025(a)	200,000	195,280
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(a)	600,000	583,418
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 10.00%, 04/15/2025(a)	200,000	136,000
Martin Midstream Partners L.P./ Martin Midstream Finance Corp., 11.50%, 02/28/2025(a)	500,000	502,660
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(a)	500,000	500,230
7.25%, 04/15/2025(a)	200,000	195,506
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024(a)	596,000	576,342
Meritage Homes Corp., 6.00%, 06/01/2025	200,000	201,282
MGM Resorts International
6.00%, 03/15/2023	536,000	536,392
6.75%, 05/01/2025	200,000	201,702
5.75%, 06/15/2025(c)	200,000	197,711
ModivCare, Inc., 5.88%, 11/15/2025(a)	200,000	193,574
Mohegan Tribal Gaming Authority, 7.88%, 10/15/2024(a)	500,000	500,655
Murphy Oil Corp., 5.75%, 08/15/2025	10,000	9,970
Navient Corp.
7.25%, 09/25/2023	538,000	544,284
6.13%, 03/25/2024	600,000	599,235
5.88%, 10/25/2024	600,000	594,033
6.75%, 06/25/2025	200,000	199,769
Netflix, Inc.
5.75%, 03/01/2024(c)	531,000	534,186
5.88%, 02/15/2025	500,000	507,845
New Fortress Energy, Inc., 6.75%, 09/15/2025(a)	200,000	191,638
Newell Brands, Inc., 4.88%, 06/01/2025	100,000	97,888
Newmark Group, Inc., 6.13%, 11/15/2023	596,000	595,256
NextEra Energy Operating Partners L.P., 4.25%, 07/15/2024(a)	600,000	586,718
NGL Energy Partners L.P./NGL Energy Finance Corp.
7.50%, 11/01/2023	626,000	627,559
6.13%, 03/01/2025	200,000	177,717
Nine Energy Service, Inc., 8.75%, 11/01/2023(a)	200,000	200,000
Nordstrom, Inc., 2.30%, 04/08/2024	600,000	570,141
	Principal Amount	Value
United States-(continued)
NuStar Logistics L.P., 5.75%, 10/01/2025	$200,000	$198,133
Occidental Petroleum Corp.
2.90%, 08/15/2024	600,000	575,755
5.88%, 09/01/2025(c)	200,000	202,678
Oceaneering International, Inc., 4.65%, 11/15/2024	600,000	582,687
OneMain Finance Corp.
5.63%, 03/15/2023	500,000	500,000
8.25%, 10/01/2023	575,000	583,266
6.13%, 03/15/2024(c)	550,000	545,985
6.88%, 03/15/2025(c)	200,000	199,641
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023(a)	532,000	530,554
5.38%, 01/15/2025(a)	500,000	485,580
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Inc., 7.50%, 06/01/2025(a)	100,000	101,494
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025	100,000	99,758
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 05/15/2023	600,000	600,638
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(a)	200,000	186,314
Penske Automotive Group, Inc., 3.50%, 09/01/2025(c)	200,000	189,635
Performance Food Group, Inc., 6.88%, 05/01/2025(a)	200,000	201,750
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	500,000	484,122
PRA Group, Inc., 7.38%, 09/01/2025(a)	200,000	198,590
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 04/15/2024(a)	600,000	594,455
PTC, Inc., 3.63%, 02/15/2025(a)	500,000	480,022
QVC, Inc.
4.85%, 04/01/2024(c)	600,000	571,691
4.45%, 02/15/2025(c)	500,000	426,537
Qwest Corp., 7.25%, 09/15/2025	200,000	200,536
Radian Group, Inc.
4.50%, 10/01/2024	600,000	580,763
6.63%, 03/15/2025	200,000	200,243
Range Resources Corp., 4.88%, 05/15/2025	100,000	96,589
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(a)	500,000	499,687
Rithm Capital Corp., 6.25%, 10/15/2025(a)	200,000	186,513
Royal Caribbean Cruises Ltd., 11.50%, 06/01/2025(a)	100,000	107,502
Sabre GLBL, Inc.
9.25%, 04/15/2025(a)	200,000	205,464
7.38%, 09/01/2025(a)	200,000	196,441
Scientific Games International, Inc., 8.63%, 07/01/2025(a)	200,000	204,008
Sealed Air Corp.
5.13%, 12/01/2024(a)	600,000	596,151
5.50%, 09/15/2025(a)	200,000	199,035
Sensata Technologies B.V., 5.63%, 11/01/2024(a)	600,000	600,775
Service Properties Trust
4.50%, 06/15/2023	635,000	630,949
4.65%, 03/15/2024	550,000	536,209
4.35%, 10/01/2024	550,000	519,373

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2023
(Unaudited)
	Principal Amount	Value
United States-(continued)
4.50%, 03/15/2025	$200,000	$181,257
7.50%, 09/15/2025	200,000	196,909
Six Flags Entertainment Corp., 4.88%, 07/31/2024(a)	500,000	489,960
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(a)	100,000	101,211
SLM Corp., 4.20%, 10/29/2025	200,000	186,719
SM Energy Co., 5.63%, 06/01/2025	100,000	98,114
Southeast Supply Header LLC, 4.25%, 06/15/2024(a)	500,000	473,132
Spectrum Brands, Inc., 5.75%, 07/15/2025	200,000	198,565
Spirit AeroSystems, Inc., 7.50%, 04/15/2025(a)	200,000	200,924
Sprint LLC
7.88%, 09/15/2023	560,000	568,945
7.13%, 06/15/2024	500,000	511,256
7.63%, 02/15/2025(c)	500,000	519,650
Starwood Property Trust, Inc.
5.50%, 11/01/2023(a)	500,000	497,372
3.75%, 12/31/2024(a)	500,000	475,469
4.75%, 03/15/2025(c)	200,000	191,908
Stellantis N.V., 5.25%, 04/15/2023	415,000	414,591
Stericycle, Inc., 5.38%, 07/15/2024(a)	500,000	495,717
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/2025	200,000	172,253
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.50%, 10/01/2025(a)	200,000	202,728
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(a)	500,000	498,625
Team Health Holdings, Inc., 6.38%, 02/01/2025(a)	500,000	330,099
Tenet Healthcare Corp.
4.63%, 07/15/2024(c)	600,000	592,521
4.63%, 09/01/2024	500,000	492,913
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/2023(a)	500,000	475,472
Toll Brothers Finance Corp., 4.38%, 04/15/2023	499,000	496,873
TPro Acquisition Corp., 11.00%, 10/15/2024(a)	500,000	488,346
Travel + Leisure Co., 3.90%, 03/01/2023	620,000	619,005
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/2024	561,000	559,701
Trinity Industries, Inc., 4.55%, 10/01/2024	500,000	483,375
Triumph Group, Inc.
8.88%, 06/01/2024(a)	484,000	491,938
6.25%, 09/15/2024(a)	500,000	483,345
7.75%, 08/15/2025	200,000	170,152
Tutor Perini Corp., 6.88%, 05/01/2025(a)	200,000	178,447
Uber Technologies, Inc., 7.50%, 05/15/2025(a)	100,000	101,561
United Airlines Holdings, Inc.
5.00%, 02/01/2024(c)	526,000	523,633
4.88%, 01/15/2025(c)	600,000	588,120
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(a)	500,000	494,085
Univision Communications, Inc., 5.13%, 02/15/2025(a)	500,000	487,722
	Principal Amount	Value
United States-(continued)
US Foods, Inc., 6.25%, 04/15/2025(a)	$100,000	$100,308
USI, Inc., 6.88%, 05/01/2025(a)	200,000	199,268
Vail Resorts, Inc., 6.25%, 05/15/2025(a)	200,000	201,188
Venator Finance S.a.r.l./Venator Materials LLC, 5.75%, 07/15/2025(a)	200,000	70,759
VeriSign, Inc., 5.25%, 04/01/2025	200,000	200,655
Viasat, Inc., 5.63%, 09/15/2025(a)	200,000	188,270
Vital Energy, Inc., 9.50%, 01/15/2025	600,000	606,192
W&T Offshore, Inc., 9.75%, 11/01/2023(a)	500,000	500,508
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 07/15/2025(a)	200,000	134,023
Wesco Aircraft Holdings, Inc., 8.50%, 11/15/2024(a)	300,000	147,000
WESCO Distribution, Inc., 7.13%, 06/15/2025(a)	100,000	101,726
WeWork Cos. LLC/WW Co-Obligor, Inc., 5.00%, 07/10/2025(a)	200,000	84,945
WeWork Cos., Inc., 7.88%, 05/01/2025(a)	100,000	54,143
Williams Scotsman International, Inc., 6.13%, 06/15/2025(a)	100,000	100,611
WR Grace Holdings LLC, 5.63%, 10/01/2024(a)	600,000	597,603
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023(a)	570,000	569,145
5.50%, 03/01/2025(a)	200,000	195,348
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.75%, 04/15/2025(a)	200,000	201,084
Xerox Corp., 3.80%, 05/15/2024	600,000	582,885
Xerox Holdings Corp., 5.00%, 08/15/2025(a)	200,000	186,290
Yum! Brands, Inc., 3.88%, 11/01/2023	581,000	575,971
		83,404,345
Uruguay-0.11%
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 10.75%, 07/01/2025(a)	200,000	197,498
Uzbekistan-0.80%
Ipoteka-Bank ATIB, 5.50%, 11/19/2025(a)	200,000	187,500
National Bank of Uzbekistan, 4.85%, 10/21/2025(a)	200,000	188,000
Republic of Uzbekistan International Bond, 4.75%, 02/20/2024(a)	600,000	590,175
Uzbek Industrial and Construction Bank ATB, 5.75%, 12/02/2024(a)	500,000	485,000
		1,450,675
Vietnam-0.27%
Vietnam Government International Bond, 4.80%, 11/19/2024(a)	500,000	495,000
Zambia-0.30%
First Quantum Minerals Ltd., 6.50%, 03/01/2024(a)	546,000	545,888
Total U.S. Dollar Denominated Bonds & Notes (Cost $180,782,571)		174,255,637
	Shares
Preferred Stocks-0.14%
Guitar Center Holdings, Inc., Series A, Pfd., 0.00%(g)(h)	2,000	262,000

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2023
(Unaudited)
	Shares		Value
Guitar Center Holdings, Inc., Series B, Pfd., 0.00%(g)(h)		24	$0
Total Preferred Stocks (Cost $623,350)			262,000
Common Stocks & Other Equity Interests-0.08%
Spain-0.00%
Codere New Topco S.A.(g)(i)		8,480	0
United States-0.08%
Cumulus Media, Inc., Class A(i)		3	20
Hornbeck Offshore Services, Inc.(i)(j)		323	9,044
Hornbeck Offshore Services, Inc., Wts., TBA(i)(j)		3,246	90,888
Hornbeck Offshore Services, Inc., Wts., TBA(g)(i)(j)		2,673	9,355
PetroQuest Energy, Inc.(g)(i)		28,971	12,313
Premier Brands Group Holdings Co.(k)		3,222	2,378
Premier Brands Group Holdings Co., Wts., expiring 03/21/2024(k)		10,096	2,044
TRU Taj LLC/TRU Taj Finance, Inc.(i)		2,156	11,454
			137,496
Total Common Stocks & Other Equity Interests (Cost $216,777)			137,496
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.07%(l)
Spain-0.07%
Codere New Holdco S.A., 7.50% PIK Rate, 0.00% Cash Rate, 11/30/2027(a)(d) (Cost $340,382)	EUR	235,182	124,621
	Shares	Value
Money Market Funds-3.18%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(m)(n) (Cost $5,737,814)	5,737,814	$5,737,814
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $187,700,894)		180,517,568
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.90%
Invesco Private Government Fund, 4.36%(m)(n)(o)	2,977,603	2,977,603
Invesco Private Prime Fund, 4.59%(m)(n)(o)	7,665,786	7,668,085
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,645,279)		10,645,688
TOTAL INVESTMENTS IN SECURITIES-105.96% (Cost $198,346,173)		191,163,256
OTHER ASSETS LESS LIABILITIES-(5.96)%		(10,754,130)
NET ASSETS-100.00%		$180,409,126

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2023
(Unaudited)
Investment Abbreviations:
EUR-Euro
Pfd.-Preferred
PIK-Pay-in-Kind
TBA-To Be Announced
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $113,473,474, which represented 62.90% of the Fund’s Net Assets.
(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Restricted security. The aggregate value of these securities at January 31, 2023 was $174,934, which represented less than 1% of the Fund’s Net Assets.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31, 2023 was $155,250, which represented less than 1% of the Fund’s Net Assets.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Acquired as part of the Guitar Center, Inc. reorganization.
(i)	Non-income producing security.
(j)	Acquired as part of the Hornbeck Offshore Services, Inc. reorganization.
(k)	Acquired as part of the Nine West Holding, Inc. reorganization.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,619,354	$27,100,226	$(25,981,766)	$-	$-	$5,737,814	$30,252
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,658,893	4,021,017	(3,702,307)	-	-	2,977,603	25,989*
Invesco Private Prime Fund	6,845,033	8,464,097	(7,642,955)	462	1,448	7,668,085	71,350*
Total	$14,123,280	$39,585,340	$(37,327,028)	$462	$1,448	$16,383,502	$127,591

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Corporate Bond ETF (PICB)
January 31, 2023
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-98.71%(a)
Australia-2.11%
APA Infrastructure Ltd., 3.50%, 03/22/2030(b)	GBP	300,000	$326,910
Australia & New Zealand Banking Group Ltd.
4.05%, 05/12/2025	AUD	200,000	140,256
0.75%, 09/29/2026(b)	EUR	100,000	98,961
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	350,000	399,781
Commonwealth Bank of Australia, 4.20%, 08/18/2025	AUD	350,000	246,288
Glencore Finance (Europe) Ltd., 3.13%, 03/26/2026(b)	GBP	146,000	171,264
National Australia Bank Ltd.
3.90%, 05/30/2025	AUD	350,000	244,719
2.90%, 02/25/2027	AUD	400,000	265,508
2.13%, 05/24/2028(b)	EUR	100,000	102,430
1.38%, 08/30/2028(b)	EUR	200,000	196,126
NBN Co. Ltd., 1.00%, 12/03/2025(b)	AUD	350,000	224,500
			2,416,743
Canada-21.68%
Bank of Montreal
1.50%, 12/18/2024(b)	GBP	200,000	233,367
2.37%, 02/03/2025	CAD	450,000	322,124
1.55%, 05/28/2026	CAD	350,000	239,396
3.65%, 04/01/2027	CAD	520,000	378,795
4.31%, 06/01/2027	CAD	800,000	597,235
4.71%, 12/07/2027	CAD	700,000	530,775
Bank of Nova Scotia (The)
2.49%, 09/23/2024	CAD	550,000	397,273
1.95%, 01/10/2025	CAD	600,000	426,441
2.16%, 02/03/2025	CAD	500,000	356,458
1.85%, 11/02/2026	CAD	650,000	445,148
2.95%, 03/08/2027	CAD	700,000	496,775
1.40%, 11/01/2027	CAD	450,000	294,794
Bell Canada
3.35%, 03/12/2025	CAD	450,000	328,758
3.80%, 08/21/2028	CAD	250,000	181,650
2.50%, 05/14/2030	CAD	350,000	229,746
3.00%, 03/17/2031	CAD	300,000	201,102
5.85%, 11/10/2032	CAD	300,000	244,310
3.50%, 09/30/2050	CAD	350,000	200,484
Brookfield Finance II, Inc., 5.43%, 12/14/2032(b)	CAD	300,000	230,267
Canadian Imperial Bank of Commerce
2.35%, 08/28/2024	CAD	500,000	360,685
2.75%, 03/07/2025	CAD	500,000	360,359
2.00%, 04/17/2025	CAD	650,000	460,054
1.10%, 01/19/2026	CAD	400,000	271,488
1.70%, 07/15/2026	CAD	300,000	205,206
2.25%, 01/07/2027	CAD	500,000	345,408
4.95%, 06/29/2027	CAD	600,000	458,417
Cenovus Energy, Inc., 3.50%, 02/07/2028	CAD	450,000	325,001
CPPIB Capital, Inc., 4.45%, 09/01/2027(b)	AUD	350,000	248,167
Federation des caisses Desjardins du Quebec
2.42%, 10/04/2024	CAD	300,000	216,193
5.20%, 10/01/2025	CAD	300,000	228,401
1.09%, 01/21/2026	CAD	400,000	271,404
4.41%, 05/19/2027	CAD	300,000	224,655
	Principal Amount		Value
Canada-(continued)
HSBC Bank Canada
3.40%, 03/24/2025	CAD	400,000	$292,715
1.78%, 05/20/2026	CAD	350,000	241,880
National Bank of Canada
2.98%, 03/04/2024	CAD	300,000	219,837
2.55%, 07/12/2024	CAD	350,000	253,628
2.58%, 02/03/2025	CAD	400,000	287,367
5.30%, 11/03/2025	CAD	300,000	229,105
2.24%, 11/04/2026	CAD	225,000	156,155
Ontario Teachers’ Finance Trust, 1.85%, 05/03/2032(b)	EUR	200,000	190,800
Rogers Communications, Inc.
3.10%, 04/15/2025	CAD	400,000	289,228
3.65%, 03/31/2027	CAD	350,000	252,351
3.25%, 05/01/2029	CAD	400,000	276,078
4.25%, 04/15/2032	CAD	300,000	212,946
Royal Bank of Canada
2.61%, 11/01/2024	CAD	700,000	505,337
1.94%, 05/01/2025	CAD	500,000	353,622
3.37%, 09/29/2025	CAD	900,000	654,737
4.11%, 12/22/2025	CAD	300,000	224,862
5.24%, 11/02/2026	CAD	600,000	462,612
2.33%, 01/28/2027	CAD	700,000	485,376
3.63%, 06/14/2027(b)	GBP	200,000	237,611
4.61%, 07/26/2027	CAD	550,000	415,714
4.64%, 01/17/2028	CAD	500,000	378,446
1.83%, 07/31/2028	CAD	300,000	197,116
2.13%, 04/26/2029(b)	EUR	100,000	98,996
Shaw Communications, Inc., 6.75%, 11/09/2039	CAD	450,000	375,655
TELUS Corp.
5.25%, 11/15/2032	CAD	300,000	232,567
Series CY, 3.30%, 05/02/2029	CAD	300,000	210,289
Thomson Reuters Corp., 2.24%, 05/14/2025	CAD	450,000	320,755
Toronto-Dominion Bank (The)
2.50%, 12/02/2024	CAD	550,000	395,855
1.94%, 03/13/2025	CAD	450,000	319,099
2.67%, 09/09/2025	CAD	1,000,000	715,195
1.13%, 12/09/2025	CAD	500,000	341,294
2.26%, 01/07/2027	CAD	550,000	380,732
0.50%, 01/18/2027(b)	EUR	200,000	192,210
2.88%, 04/05/2027(b)	GBP	300,000	344,584
4.21%, 06/01/2027	CAD	800,000	594,974
2.55%, 08/03/2027(b)	EUR	200,000	206,869
5.38%, 10/21/2027	CAD	600,000	467,841
1.89%, 03/08/2028	CAD	400,000	265,574
1.90%, 09/11/2028	CAD	400,000	262,795
4.68%, 01/08/2029	CAD	800,000	607,127
3.63%, 12/13/2029(b)	EUR	150,000	159,816
1.95%, 04/08/2030(b)	EUR	100,000	95,932
3.13%, 08/03/2032(b)	EUR	200,000	204,232
TransCanada PipeLines Ltd.
3.80%, 04/05/2027	CAD	650,000	474,190
4.18%, 07/03/2048(b)	CAD	300,000	186,940
4.34%, 10/15/2049	CAD	300,000	191,257
			24,772,637
China-0.08%
Prosus N.V., 1.29%, 07/13/2029(b)	EUR	100,000	86,525
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2023
(Unaudited)
	Principal Amount		Value
Denmark-0.71%
Danske Bank A/S, 0.63%, 05/26/2025(b)	EUR	100,000	$101,425
Orsted A/S
4.88%, 01/12/2032(b)	GBP	200,000	250,719
5.75%, 04/09/2040(b)	GBP	150,000	201,063
5.38%, 09/13/2042(b)	GBP	200,000	258,827
			812,034
Finland-0.97%
Nordea Bank Abp
1.13%, 02/16/2027(b)	EUR	130,000	129,528
0.50%, 05/14/2027(b)	EUR	200,000	193,714
1.13%, 09/27/2027(b)	EUR	100,000	99,446
0.50%, 11/02/2028(b)	EUR	200,000	182,164
2.50%, 05/23/2029(b)	EUR	100,000	101,575
OP Corporate Bank PLC
0.50%, 08/12/2025(b)	EUR	100,000	101,006
2.88%, 12/15/2025(b)	EUR	200,000	213,578
0.10%, 11/16/2027(b)	EUR	100,000	92,850
			1,113,861
France-23.05%
Aeroports de Paris
2.13%, 10/02/2026(b)	EUR	100,000	103,788
2.75%, 04/02/2030(b)	EUR	200,000	205,042
Airbus SE
1.63%, 06/09/2030(b)	EUR	100,000	96,512
2.38%, 04/07/2032(b)	EUR	100,000	99,914
2.38%, 06/09/2040(b)	EUR	200,000	171,640
Autoroutes du Sud de la France S.A., 1.38%, 02/21/2031(b)	EUR	200,000	188,084
Banque Federative du Credit Mutuel S.A.
3.00%, 05/21/2024(b)	EUR	100,000	107,780
1.75%, 12/19/2024(b)	GBP	200,000	233,525
1.25%, 01/14/2025(b)	EUR	200,000	207,759
0.01%, 03/07/2025(b)	EUR	200,000	201,766
1.00%, 05/23/2025(b)	EUR	300,000	307,984
0.75%, 07/17/2025(b)	EUR	200,000	203,325
3.00%, 09/11/2025(b)	EUR	100,000	106,941
1.25%, 12/05/2025(b)	GBP	300,000	338,103
1.63%, 01/19/2026(b)	EUR	100,000	102,504
2.38%, 03/24/2026(b)	EUR	100,000	104,011
0.01%, 05/11/2026(b)	EUR	200,000	193,610
0.75%, 06/08/2026(b)	EUR	200,000	198,067
1.00%, 07/16/2026(b)	GBP	200,000	219,021
1.25%, 05/26/2027(b)	EUR	200,000	197,826
3.13%, 09/14/2027(b)	EUR	300,000	320,150
0.25%, 07/19/2028(b)	EUR	100,000	89,126
0.63%, 11/03/2028(b)	EUR	200,000	180,562
1.75%, 03/15/2029(b)	EUR	100,000	95,616
1.88%, 06/18/2029(b)	EUR	200,000	186,248
2.63%, 11/06/2029(b)	EUR	200,000	199,342
0.75%, 01/17/2030(b)	EUR	100,000	87,453
1.25%, 06/03/2030(b)	EUR	100,000	90,015
0.63%, 02/21/2031(b)	EUR	200,000	168,037
5.13%, 01/13/2033	EUR	200,000	220,085
BNP Paribas, 5.75%, 06/13/2032(b)	GBP	200,000	255,083
BNP Paribas S.A.
2.38%, 02/17/2025(b)	EUR	200,000	212,141
1.50%, 11/17/2025(b)	EUR	100,000	103,643
3.38%, 01/23/2026(b)	GBP	300,000	356,396
1.13%, 06/11/2026(b)	EUR	200,000	201,754
0.13%, 09/04/2026(b)	EUR	100,000	96,781
	Principal Amount		Value
France-(continued)
2.25%, 01/11/2027(b)	EUR	100,000	$102,747
1.88%, 12/14/2027(b)	GBP	300,000	322,150
1.50%, 05/23/2028(b)	EUR	100,000	95,664
1.50%, 05/25/2028(b)	EUR	100,000	98,396
1.38%, 05/28/2029(b)	EUR	200,000	185,689
3.63%, 09/01/2029(b)	EUR	200,000	213,131
1.63%, 07/02/2031(b)	EUR	100,000	87,269
1.25%, 07/13/2031(b)	GBP	300,000	275,183
2.10%, 04/07/2032(b)	EUR	200,000	185,739
0.63%, 12/03/2032(b)	EUR	300,000	238,134
2.00%, 09/13/2036(b)	GBP	100,000	86,563
Bouygues S.A.
1.13%, 07/24/2028(b)	EUR	100,000	97,491
2.25%, 06/29/2029(b)	EUR	200,000	202,901
3.25%, 06/30/2037(b)	EUR	100,000	100,587
5.38%, 06/30/2042(b)	EUR	200,000	240,703
BPCE S.A.
0.63%, 09/26/2024(b)	EUR	200,000	207,273
1.00%, 04/01/2025(b)	EUR	100,000	102,869
0.63%, 04/28/2025(b)	EUR	200,000	203,751
0.25%, 01/15/2026(b)	EUR	200,000	197,726
0.38%, 02/02/2026(b)	EUR	100,000	98,986
0.50%, 02/24/2027(b)	EUR	200,000	190,841
1.75%, 04/26/2027(b)	EUR	100,000	101,232
1.00%, 10/05/2028(b)	EUR	100,000	94,751
5.25%, 04/16/2029(b)	GBP	300,000	360,194
0.25%, 01/14/2031(b)	EUR	200,000	166,404
0.75%, 03/03/2031(b)	EUR	100,000	84,957
1.00%, 01/14/2032(b)	EUR	100,000	84,897
4.00%, 11/29/2032(b)	EUR	200,000	218,747
4.50%, 01/13/2033(b)	EUR	100,000	110,468
Capgemini SE, 2.00%, 04/15/2029(b)	EUR	200,000	201,220
Carrefour S.A., 2.63%, 12/15/2027(b)	EUR	100,000	104,965
Cie de Saint-Gobain, 1.88%, 03/15/2031(b)	EUR	100,000	96,809
Cie Generale des Etablissements Michelin S.C.A., 1.75%, 09/03/2030(b)	EUR	100,000	100,453
Coentreprise de Transport d’Electricite S.A.
1.50%, 07/29/2028(b)	EUR	200,000	194,587
2.13%, 07/29/2032(b)	EUR	100,000	94,541
Credit Agricole Assurances S.A.
2.00%, 07/17/2030(b)	EUR	200,000	179,678
1.50%, 10/06/2031(b)	EUR	200,000	167,328
Credit Agricole S.A.
1.38%, 03/13/2025(b)	EUR	200,000	208,644
1.00%, 09/18/2025(b)	EUR	300,000	308,449
0.38%, 10/21/2025(b)	EUR	200,000	201,608
3.13%, 02/05/2026(b)	EUR	200,000	214,866
1.25%, 04/14/2026(b)	EUR	200,000	203,625
1.88%, 12/20/2026(b)	EUR	200,000	203,186
1.38%, 05/03/2027(b)	EUR	300,000	299,327
3.38%, 07/28/2027(b)	EUR	100,000	107,925
0.13%, 12/09/2027	EUR	200,000	184,488
0.38%, 04/20/2028(b)	EUR	200,000	182,430
1.13%, 02/24/2029(b)	EUR	200,000	189,901
1.75%, 03/05/2029(b)	EUR	200,000	192,812
1.00%, 07/03/2029(b)	EUR	200,000	186,315
2.50%, 08/29/2029(b)	EUR	100,000	101,442
0.88%, 01/14/2032(b)	EUR	200,000	168,626
1.13%, 07/12/2032(b)	EUR	200,000	171,317
4.00%, 01/18/2033	EUR	200,000	220,470

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2023
(Unaudited)
	Principal Amount		Value
France-(continued)
Credit Mutuel Arkea S.A., 3.38%, 09/19/2027(b)	EUR	200,000	$213,947
Danone S.A., 1.21%, 11/03/2028(b)	EUR	200,000	195,990
Dassault Systemes SE, 0.38%, 09/16/2029(b)	EUR	100,000	91,308
Electricite de France S.A.
1.00%, 10/13/2026(b)	EUR	200,000	199,951
4.13%, 03/25/2027(b)	EUR	100,000	110,751
6.25%, 05/30/2028(b)	GBP	200,000	258,956
4.38%, 10/12/2029(b)	EUR	100,000	110,207
4.63%, 04/26/2030(b)	EUR	200,000	224,529
2.00%, 10/02/2030(b)	EUR	100,000	93,593
5.88%, 07/18/2031	GBP	200,000	256,161
1.00%, 11/29/2033(b)	EUR	200,000	157,305
6.13%, 06/02/2034(b)	GBP	500,000	648,547
4.75%, 10/12/2034(b)	EUR	100,000	111,480
5.50%, 03/27/2037(b)	GBP	100,000	120,784
5.50%, 10/17/2041(b)	GBP	400,000	476,711
2.00%, 12/09/2049(b)	EUR	200,000	133,213
5.13%, 09/22/2050(b)	GBP	300,000	337,155
5.63%, 01/25/2053(b)	GBP	200,000	238,729
6.00%, 01/23/2114(b)	GBP	400,000	481,705
ELO SACA, 2.88%, 01/29/2026(b)	EUR	100,000	102,890
ENGIE S.A.
2.38%, 05/19/2026(b)	EUR	200,000	209,509
7.00%, 10/30/2028	GBP	200,000	273,760
5.00%, 10/01/2060(b)	GBP	300,000	364,788
EssilorLuxottica S.A.
0.50%, 06/05/2028(b)	EUR	200,000	192,523
0.75%, 11/27/2031(b)	EUR	100,000	89,946
Holding d’Infrastructures de Transport S.A.S.U., 1.48%, 01/18/2031(b)	EUR	100,000	89,269
HSBC Continental Europe S.A., 0.10%, 09/03/2027(b)	EUR	100,000	94,425
Orange S.A.
1.38%, 03/20/2028(b)	EUR	200,000	198,323
8.13%, 11/20/2028(b)	GBP	150,000	218,465
2.00%, 01/15/2029(b)	EUR	200,000	202,830
1.38%, 01/16/2030(b)	EUR	100,000	95,261
1.88%, 09/12/2030(b)	EUR	100,000	97,907
0.50%, 09/04/2032(b)	EUR	100,000	82,190
8.13%, 01/28/2033	EUR	150,000	223,474
0.63%, 12/16/2033(b)	EUR	200,000	160,348
5.38%, 11/22/2050(b)	GBP	100,000	130,654
Pernod Ricard S.A., 1.75%, 04/08/2030(b)	EUR	200,000	195,781
Sanofi
Series 12FX, 1.38%, 03/21/2030(b)	EUR	300,000	291,635
Series 20FX, 1.88%, 03/21/2038(b)	EUR	200,000	185,490
Societe Generale S.A.
1.13%, 01/23/2025(b)	EUR	200,000	206,905
2.63%, 02/27/2025(b)	EUR	100,000	106,419
0.13%, 02/24/2026(b)	EUR	200,000	196,006
0.75%, 01/25/2027(b)	EUR	200,000	192,612
0.25%, 07/08/2027(b)	EUR	100,000	94,115
4.00%, 11/16/2027(b)	EUR	100,000	110,426
0.13%, 02/18/2028(b)	EUR	100,000	91,718
2.13%, 09/27/2028(b)	EUR	200,000	196,707
1.75%, 03/22/2029(b)	EUR	100,000	95,291
1.25%, 06/12/2030(b)	EUR	100,000	89,384
4.25%, 11/16/2032(b)	EUR	200,000	222,422
	Principal Amount		Value
France-(continued)
Suez S.A.C.A., 2.88%, 05/24/2034(b)	EUR	200,000	$190,082
TotalEnergies Capital Canada Ltd., 2.13%, 09/18/2029(b)	EUR	200,000	201,596
TotalEnergies Capital International S.A.
0.75%, 07/12/2028(b)	EUR	200,000	189,836
1.38%, 10/04/2029(b)	EUR	100,000	95,911
1.62%, 05/18/2040(b)	EUR	100,000	78,870
Unibail-Rodamco-Westfield SE
0.63%, 05/04/2027(b)	EUR	100,000	94,921
1.38%, 12/04/2031(b)	EUR	100,000	86,219
Westfield America Management Ltd., 2.63%, 03/30/2029(b)	GBP	150,000	151,820
			26,341,839
Germany-10.63%
Amprion GmbH, 3.97%, 09/22/2032(b)	EUR	200,000	218,762
Aroundtown S.A.
0.38%, 04/15/2027(b)	EUR	100,000	80,625
3.00%, 10/16/2029(b)	GBP	200,000	174,617
BASF SE
0.75%, 03/17/2026(b)	EUR	100,000	101,809
0.25%, 06/05/2027(b)	EUR	100,000	96,763
0.88%, 11/15/2027(b)	EUR	100,000	99,854
1.50%, 03/17/2031(b)	EUR	200,000	188,080
Bayer AG
0.05%, 01/12/2025(b)	EUR	100,000	101,719
0.75%, 01/06/2027(b)	EUR	200,000	194,139
1.13%, 01/06/2030(b)	EUR	100,000	91,441
0.63%, 07/12/2031(b)	EUR	100,000	83,945
1.38%, 07/06/2032(b)	EUR	200,000	174,804
Bayer Capital Corp. B.V.
1.50%, 06/26/2026(b)	EUR	300,000	305,086
2.13%, 12/15/2029(b)	EUR	300,000	295,274
BMW Finance N.V., 1.50%, 02/06/2029(b)	EUR	200,000	196,550
Commerzbank AG
0.63%, 08/28/2024(b)	EUR	100,000	104,170
1.00%, 03/04/2026(b)	EUR	200,000	201,858
0.50%, 12/04/2026(b)	EUR	100,000	97,427
Deutsche Bahn Finance GmbH
0.63%, 04/15/2036(b)	EUR	200,000	153,794
0.63%, 12/08/2050(b)	EUR	100,000	57,327
1.13%, 05/29/2051(b)	EUR	100,000	64,103
Deutsche Bank AG
2.63%, 12/16/2024(b)	GBP	200,000	233,387
1.63%, 01/20/2027(b)	EUR	200,000	197,024
Deutsche Telekom AG, 1.75%, 03/25/2031(b)	EUR	200,000	193,424
Deutsche Telekom International Finance B.V.
1.50%, 04/03/2028(b)	EUR	157,000	156,674
2.00%, 12/01/2029(b)	EUR	200,000	201,044
E.ON International Finance B.V.
1.50%, 07/31/2029(b)	EUR	200,000	192,232
6.25%, 06/03/2030(b)	GBP	200,000	266,034
6.38%, 06/07/2032	GBP	250,000	340,364
4.75%, 01/31/2034(b)	GBP	200,000	239,550
5.88%, 10/30/2037(b)	GBP	250,000	325,557
6.75%, 01/27/2039(b)	GBP	250,000	354,610
6.13%, 07/06/2039(b)	GBP	150,000	200,780
E.ON SE, 0.38%, 09/29/2027(b)	EUR	200,000	192,643
Grand City Properties S.A., 0.13%, 01/11/2028(b)	EUR	100,000	82,557

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2023
(Unaudited)
	Principal Amount		Value
Germany-(continued)
HeidelbergCement Finance (Luxembourg) S.A., 1.63%, 04/07/2026(b)	EUR	100,000	$103,255
Landesbank Baden-Wuerttemberg
1.50%, 02/03/2025(b)	GBP	200,000	231,524
0.38%, 02/18/2027(b)	EUR	100,000	95,112
Mercedes-Benz Group AG
1.00%, 11/15/2027(b)	EUR	100,000	99,320
1.38%, 05/11/2028(b)	EUR	100,000	99,202
1.50%, 07/03/2029(b)	EUR	100,000	97,726
0.75%, 09/10/2030(b)	EUR	100,000	90,815
1.13%, 11/06/2031(b)	EUR	100,000	89,963
0.75%, 03/11/2033(b)	EUR	150,000	125,189
2.13%, 07/03/2037(b)(c)	EUR	150,000	137,444
Mercedes-Benz International Finance B.V., 0.63%, 05/06/2027(b)	EUR	325,000	318,243
RWE AG
2.50%, 08/24/2025(b)	EUR	200,000	213,053
2.13%, 05/24/2026(b)	EUR	200,000	207,849
2.75%, 05/24/2030(b)	EUR	100,000	101,004
SAP SE, 1.63%, 03/10/2031(b)	EUR	200,000	194,636
Siemens Financieringsmaatschappij N.V.
0.25%, 02/20/2029(b)	EUR	100,000	92,204
0.13%, 09/05/2029(b)	EUR	100,000	91,688
1.38%, 09/06/2030(b)	EUR	200,000	193,463
3.00%, 09/08/2033(b)	EUR	100,000	105,822
0.50%, 09/05/2034(b)	EUR	100,000	81,427
Traton Finance Luxembourg S.A.
0.13%, 03/24/2025(b)	EUR	200,000	200,950
0.75%, 03/24/2029(b)	EUR	200,000	180,108
Volkswagen Financial Services AG
1.50%, 10/01/2024(b)	EUR	100,000	105,126
0.25%, 01/31/2025(b)	EUR	100,000	101,946
0.13%, 02/12/2027(b)	EUR	100,000	93,389
0.88%, 01/31/2028(b)	EUR	130,000	120,562
Volkswagen Financial Services N.V., 2.13%, 01/18/2028(b)	GBP	200,000	211,207
Volkswagen International Finance N.V.
1.88%, 03/30/2027(b)	EUR	300,000	301,417
0.88%, 09/22/2028(b)	EUR	200,000	183,492
1.63%, 01/16/2030(b)	EUR	175,000	166,866
3.25%, 11/18/2030(b)	EUR	100,000	102,967
4.13%, 11/16/2038(b)	EUR	100,000	105,270
Volkswagen Leasing GmbH
1.13%, 04/04/2024(b)	EUR	100,000	105,611
0.38%, 07/20/2026(b)	EUR	100,000	96,229
Vonovia SE
0.38%, 06/16/2027(b)	EUR	100,000	92,602
0.25%, 09/01/2028(b)	EUR	300,000	262,574
0.63%, 12/14/2029(b)	EUR	100,000	84,546
0.75%, 09/01/2032(b)	EUR	200,000	154,547
1.00%, 06/16/2033(b)	EUR	100,000	77,434
Wintershall Dea Finance B.V.
0.84%, 09/25/2025(b)	EUR	100,000	99,692
1.33%, 09/25/2028(b)	EUR	200,000	183,381
1.82%, 09/25/2031(b)	EUR	100,000	86,485
			12,143,367
	Principal Amount		Value
Ireland-0.45%
Ryanair DAC, 0.88%, 05/25/2026(b)	EUR	300,000	$297,808
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/2026(b)	EUR	200,000	213,254
			511,062
Italy-5.09%
Assicurazioni Generali S.p.A., 4.13%, 05/04/2026(b)	EUR	100,000	110,293
ASTM S.p.A.
1.50%, 01/25/2030(b)	EUR	225,000	197,823
2.38%, 11/25/2033(b)	EUR	100,000	83,899
Autostrade Per L’Italia S.P.A.
2.00%, 12/04/2028(b)	EUR	100,000	94,020
2.00%, 01/15/2030(b)	EUR	100,000	90,838
Enel Finance International N.V.
5.63%, 08/14/2024(b)	GBP	300,000	375,502
1.50%, 07/21/2025(b)	EUR	200,000	207,933
1.38%, 06/01/2026(b)	EUR	50,000	50,902
0.38%, 06/17/2027(b)	EUR	100,000	94,804
1.00%, 10/20/2027(b)	GBP	125,000	130,883
3.88%, 03/09/2029(b)	EUR	200,000	218,216
2.88%, 04/11/2029(b)	GBP	200,000	219,257
0.38%, 05/28/2029(b)	EUR	100,000	88,092
0.50%, 06/17/2030(b)	EUR	120,000	102,156
0.88%, 09/28/2034(b)	EUR	220,000	165,703
0.88%, 06/17/2036(b)	EUR	100,000	71,660
5.75%, 09/14/2040(b)	GBP	450,000	573,023
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	180,000	230,161
Eni S.p.A.
3.75%, 09/12/2025(b)	EUR	100,000	109,986
1.50%, 02/02/2026(b)	EUR	150,000	154,022
1.25%, 05/18/2026(b)	EUR	200,000	202,239
0.38%, 06/14/2028(b)	EUR	100,000	91,362
3.63%, 01/29/2029(b)	EUR	100,000	109,193
0.63%, 01/23/2030(b)	EUR	100,000	87,369
2.00%, 05/18/2031(b)	EUR	150,000	141,694
Intesa Sanpaolo S.p.A.
1.00%, 07/04/2024(b)	EUR	150,000	156,886
2.13%, 05/26/2025(b)	EUR	125,000	130,790
0.63%, 02/24/2026(b)	EUR	250,000	243,939
1.00%, 11/19/2026(b)	EUR	100,000	97,861
4.75%, 09/06/2027(b)	EUR	150,000	165,634
0.75%, 03/16/2028(b)	EUR	100,000	91,963
1.75%, 03/20/2028(b)	EUR	150,000	144,899
1.75%, 07/04/2029(b)	EUR	100,000	93,111
Snam S.p.A., 0.88%, 10/25/2026(b)	EUR	100,000	99,260
Terna Rete Elettrica Nazionale S.p.A., 1.38%, 07/26/2027(b)	EUR	100,000	100,027
UniCredit S.p.A.
0.50%, 04/09/2025(b)	EUR	100,000	101,310
0.33%, 01/19/2026(b)	EUR	150,000	146,742
2.13%, 10/24/2026(b)	EUR	159,000	165,312
0.85%, 01/19/2031(b)	EUR	100,000	81,629
			5,820,393
Japan-2.34%
Mizuho Financial Group, Inc., 0.69%, 10/07/2030(b)	EUR	100,000	85,948
NTT Finance Corp.
0.34%, 03/03/2030(b)	EUR	100,000	87,862
Series 16, 0.18%, 12/19/2025	JPY	100,000,000	767,139
Series 18, 0.38%, 09/20/2030	JPY	100,000,000	745,936

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2023
(Unaudited)
	Principal Amount		Value
Japan-(continued)
Sumitomo Mitsui Financial Group, Inc.
1.55%, 06/15/2026(b)	EUR	200,000	$202,645
0.63%, 10/23/2029(b)	EUR	125,000	110,198
Takeda Pharmaceutical Co. Ltd.
2.25%, 11/21/2026(b)	EUR	200,000	208,655
3.00%, 11/21/2030(b)	EUR	200,000	207,818
1.38%, 07/09/2032	EUR	200,000	176,108
2.00%, 07/09/2040	EUR	100,000	80,375
			2,672,684
Luxembourg-0.08%
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR	100,000	90,832
Netherlands-4.27%
ABN AMRO Bank N.V.
1.38%, 01/16/2025(b)	GBP	200,000	232,198
1.25%, 05/28/2025(b)	EUR	200,000	206,923
0.60%, 01/15/2027(b)	EUR	100,000	96,946
0.50%, 09/23/2029(b)	EUR	100,000	88,263
1.00%, 06/02/2033(b)	EUR	100,000	83,203
1.25%, 01/20/2034(b)	EUR	100,000	82,544
4.50%, 11/21/2034(b)	EUR	200,000	223,075
Cooperatieve Rabobank U.A.
1.25%, 01/14/2025(b)	GBP	200,000	231,190
4.63%, 05/23/2029(b)	GBP	400,000	471,613
1.13%, 05/07/2031(b)	EUR	100,000	88,616
ING Groep N.V.
1.13%, 02/14/2025(b)	EUR	100,000	104,272
2.13%, 01/10/2026(b)	EUR	100,000	104,739
3.00%, 02/18/2026(b)	GBP	300,000	351,993
1.38%, 01/11/2028(b)	EUR	200,000	195,009
2.00%, 09/20/2028(b)	EUR	200,000	199,175
2.50%, 11/15/2030(b)	EUR	200,000	202,127
Koninklijke KPN N.V., 5.75%, 09/17/2029(b)	GBP	300,000	382,684
LeasePlan Corp. N.V., 0.25%, 09/07/2026(b)	EUR	200,000	191,887
Shell International Finance B.V.
1.50%, 04/07/2028(b)	EUR	100,000	99,548
1.25%, 05/12/2028(b)	EUR	200,000	195,094
0.75%, 08/15/2028(b)	EUR	150,000	141,755
0.50%, 11/08/2031(b)	EUR	100,000	84,636
1.88%, 04/07/2032(b)	EUR	200,000	189,836
1.25%, 11/11/2032(b)	EUR	100,000	88,418
0.88%, 11/08/2039(b)	EUR	100,000	69,111
1.75%, 09/10/2052(b)	GBP	100,000	64,377
TenneT Holding B.V.
2.13%, 11/17/2029(b)	EUR	100,000	99,431
4.50%, 10/28/2034(b)	EUR	200,000	231,321
0.88%, 06/16/2035(b)	EUR	100,000	77,623
			4,877,607
Norway-0.41%
Equinor ASA
1.38%, 05/22/2032(b)	EUR	100,000	91,765
1.63%, 02/17/2035(b)	EUR	100,000	89,310
Telenor ASA
0.75%, 05/31/2026(b)	EUR	100,000	99,515
1.13%, 05/31/2029(b)	EUR	200,000	189,457
			470,047
	Principal Amount		Value
Portugal-0.17%
EDP Finance B.V., 1.88%, 09/21/2029(b)	EUR	200,000	$195,385
Spain-5.80%
Abertis Infraestructuras S.A.
2.38%, 09/27/2027(b)	EUR	200,000	202,477
3.00%, 03/27/2031(b)	EUR	100,000	99,318
Banco Bilbao Vizcaya Argentaria S.A.
0.38%, 10/02/2024(b)	EUR	100,000	103,452
1.38%, 05/14/2025(b)	EUR	100,000	103,895
0.75%, 06/04/2025(b)	EUR	100,000	102,558
1.75%, 11/26/2025(b)	EUR	200,000	207,244
1.00%, 06/21/2026(b)	EUR	100,000	100,431
0.38%, 11/15/2026(b)	EUR	100,000	96,699
0.50%, 01/14/2027(b)	EUR	100,000	96,142
3.50%, 02/10/2027(b)	EUR	100,000	107,188
3.38%, 09/20/2027(b)	EUR	200,000	214,051
4.38%, 10/14/2029(b)	EUR	200,000	223,891
Banco de Sabadell S.A., 0.88%, 07/22/2025(b)	EUR	100,000	101,130
Banco Santander S.A.
1.38%, 07/31/2024(b)	GBP	200,000	234,645
1.13%, 01/17/2025(b)	EUR	100,000	103,793
2.50%, 03/18/2025(b)	EUR	200,000	212,199
1.38%, 01/05/2026(b)	EUR	300,000	305,059
3.25%, 04/04/2026(b)	EUR	300,000	317,650
1.50%, 04/14/2026(b)	GBP	200,000	220,666
0.30%, 10/04/2026(b)	EUR	100,000	96,726
3.13%, 01/19/2027(b)	EUR	100,000	104,890
0.50%, 02/04/2027(b)	EUR	200,000	191,111
1.75%, 02/17/2027(b)	GBP	200,000	215,477
1.13%, 06/23/2027(b)	EUR	100,000	98,064
2.13%, 02/08/2028(b)	EUR	200,000	196,523
0.20%, 02/11/2028(b)	EUR	200,000	182,039
1.63%, 10/22/2030(b)	EUR	100,000	88,431
1.00%, 11/04/2031(b)	EUR	200,000	173,744
CaixaBank S.A.
1.13%, 05/17/2024(b)	EUR	100,000	105,497
0.38%, 02/03/2025(b)	EUR	100,000	102,014
1.38%, 06/19/2026(b)	EUR	200,000	199,778
3.75%, 09/07/2029(b)	EUR	200,000	217,238
Iberdrola Finanzas S.A., 1.38%, 03/11/2032(b)	EUR	100,000	93,286
Naturgy Finance B.V., 1.38%, 01/19/2027(b)	EUR	200,000	200,023
Santander Consumer Finance S.A., 0.38%, 01/17/2025(b)	EUR	100,000	102,226
Telefonica Emisiones S.A.
5.38%, 02/02/2026(b)	GBP	100,000	125,231
1.46%, 04/13/2026(b)	EUR	200,000	205,757
1.45%, 01/22/2027(b)	EUR	100,000	101,301
1.20%, 08/21/2027(b)	EUR	200,000	198,124
1.72%, 01/12/2028(b)	EUR	200,000	201,742
1.79%, 03/12/2029(b)	EUR	100,000	99,253
0.66%, 02/03/2030(b)	EUR	200,000	180,500
			6,631,463
Sweden-2.14%
Heimstaden Bostad Treasury B.V., 0.25%, 10/13/2024(b)	EUR	125,000	121,758
Skandinaviska Enskilda Banken AB
4.00%, 11/09/2026(b)	EUR	200,000	219,729
1.75%, 11/11/2026(b)	EUR	100,000	102,578

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2023
(Unaudited)
	Principal Amount		Value
Sweden-(continued)
0.38%, 06/21/2028(b)	EUR	200,000	$182,549
0.63%, 11/12/2029(b)	EUR	200,000	178,039
Svenska Handelsbanken AB
0.13%, 11/03/2026(b)	EUR	100,000	96,200
0.05%, 09/06/2028(b)	EUR	100,000	90,162
1.38%, 02/23/2029(b)	EUR	130,000	122,978
0.50%, 02/18/2030(b)	EUR	200,000	174,049
Swedbank AB
3.75%, 11/14/2025(b)	EUR	200,000	218,329
0.25%, 11/02/2026(b)	EUR	100,000	96,477
2.10%, 05/25/2027(b)	EUR	200,000	204,776
Telia Co. AB, 3.63%, 11/08/2023(b)	SEK	2,000,000	190,515
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	300,000	447,233
			2,445,372
Switzerland-2.24%
Credit Suisse AG
1.13%, 12/15/2025(b)	GBP	300,000	320,338
0.25%, 01/05/2026(b)	EUR	225,000	213,595
1.50%, 04/10/2026(b)	EUR	150,000	144,638
0.25%, 09/01/2028(b)	EUR	220,000	182,218
Credit Suisse Group AG
2.75%, 08/08/2025(b)	GBP	150,000	164,913
0.63%, 01/18/2033(b)	EUR	248,000	170,205
Holcim Finance (Luxembourg) S.A.
2.25%, 05/26/2028(b)	EUR	100,000	101,636
0.50%, 09/03/2030(b)	EUR	100,000	84,960
Richemont International Holding S.A.
1.50%, 03/26/2030(b)	EUR	100,000	97,761
2.00%, 03/26/2038(b)	EUR	200,000	178,834
UBS AG
0.01%, 03/31/2026(b)	EUR	200,000	194,458
0.50%, 03/31/2031(b)	EUR	200,000	170,872
UBS Group AG
1.25%, 09/01/2026(b)	EUR	200,000	199,804
0.88%, 11/03/2031(b)	EUR	200,000	168,743
0.63%, 02/24/2033(b)	EUR	200,000	161,949
			2,554,924
United Kingdom-14.69%
ABP Finance PLC, 6.25%, 12/14/2026(b)	GBP	200,000	255,833
Annington Funding PLC
3.18%, 07/12/2029(b)	GBP	150,000	159,976
3.69%, 07/12/2034(b)	GBP	200,000	204,631
3.94%, 07/12/2047(b)	GBP	200,000	187,418
B.A.T. International Finance PLC
7.25%, 03/12/2024	GBP	200,000	251,331
4.00%, 09/04/2026(b)	GBP	150,000	176,237
2.25%, 06/26/2028(b)	GBP	140,000	143,721
2.25%, 01/16/2030(b)	EUR	200,000	180,861
6.00%, 11/24/2034(b)	GBP	150,000	173,507
2.25%, 09/09/2052(b)	GBP	200,000	107,057
Barclays PLC
3.00%, 05/08/2026(b)	GBP	300,000	346,405
3.25%, 02/12/2027(b)	GBP	350,000	400,326
BG Energy Capital PLC
5.13%, 12/01/2025(b)	GBP	250,000	316,111
5.00%, 11/04/2036(b)	GBP	250,000	312,646
Blend Funding PLC, 3.46%, 09/21/2047(b)	GBP	200,000	195,730
BP Capital Markets PLC
2.97%, 02/27/2026(b)	EUR	100,000	107,151
	Principal Amount		Value
United Kingdom-(continued)
1.57%, 02/16/2027(b)	EUR	200,000	$201,010
2.52%, 04/07/2028(b)	EUR	100,000	103,068
2.82%, 04/07/2032(b)	EUR	200,000	201,040
British Telecommunications PLC
1.00%, 11/21/2024(b)	EUR	100,000	103,961
1.75%, 03/10/2026(b)	EUR	200,000	206,838
1.50%, 06/23/2027(b)	EUR	100,000	99,852
5.75%, 12/07/2028(b)	GBP	150,000	194,485
3.13%, 11/21/2031(b)	GBP	200,000	214,545
6.38%, 06/23/2037(b)	GBP	200,000	261,729
Cadent Finance PLC
2.13%, 09/22/2028(b)	GBP	250,000	268,082
2.63%, 09/22/2038(b)	GBP	200,000	177,744
2.75%, 09/22/2046(b)	GBP	200,000	161,911
CCEP Finance Ireland DAC, 0.88%, 05/06/2033(b)	EUR	100,000	82,990
Centrica PLC
4.38%, 03/13/2029(b)	GBP	150,000	177,247
7.00%, 09/19/2033(b)	GBP	272,000	380,052
4.25%, 09/12/2044(b)	GBP	150,000	154,024
CK Hutchison Finance (16) (II) Ltd., 0.88%, 10/03/2024(b)	EUR	100,000	103,286
Clarion Funding PLC, 3.13%, 04/19/2048(b)	GBP	130,000	115,407
Diageo Finance PLC, 2.50%, 03/27/2032(b)	EUR	100,000	102,444
easyJet FinCo B.V., 1.88%, 03/03/2028(b)	EUR	200,000	186,316
Heathrow Funding Ltd.
6.75%, 12/03/2026(b)	GBP	300,000	388,180
6.45%, 12/10/2031(b)	GBP	250,000	330,750
5.88%, 05/13/2041(b)	GBP	200,000	255,848
4.63%, 10/31/2046(b)	GBP	200,000	216,515
High Speed Rail Finance 1 PLC, 4.38%, 11/01/2038(b)	GBP	250,000	288,722
Housing & Care 21, 3.29%, 11/08/2049(b)	GBP	200,000	184,895
HSBC Holdings PLC
6.50%, 05/20/2024(b)	GBP	300,000	377,223
0.88%, 09/06/2024(b)	EUR	200,000	209,173
2.50%, 03/15/2027(b)	EUR	200,000	207,717
2.63%, 08/16/2028(b)	GBP	300,000	328,023
Imperial Brands Finance Netherlands B.V., 1.75%, 03/18/2033(b)	EUR	100,000	79,504
Imperial Brands Finance PLC
8.13%, 03/15/2024(b)	GBP	200,000	253,514
5.50%, 09/28/2026(b)	GBP	150,000	184,850
4.88%, 06/07/2032(b)	GBP	200,000	217,672
Lloyds Bank Corporate Markets PLC
1.75%, 07/11/2024(b)	GBP	100,000	118,255
2.38%, 04/09/2026(b)	EUR	200,000	209,452
Lloyds Bank PLC, 7.50%, 04/15/2024(b)	GBP	200,000	254,543
Lloyds Banking Group PLC, 2.25%, 10/16/2024(b)	GBP	300,000	354,730
National Grid Electricity Distribution (West Midlands) PLC, 5.75%, 04/16/2032(b)	GBP	225,000	292,502
Nationwide Building Society
0.25%, 07/22/2025(b)	EUR	200,000	201,244
3.25%, 01/20/2028(b)	GBP	100,000	115,756
NatWest Markets PLC
1.00%, 05/28/2024(b)	EUR	200,000	209,963

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2023
(Unaudited)
	Principal Amount		Value
United Kingdom-(continued)
2.75%, 04/02/2025(b)	EUR	100,000	$106,316
0.13%, 11/12/2025(b)	EUR	100,000	98,138
0.13%, 06/18/2026(b)	EUR	200,000	191,887
1.38%, 03/02/2027(b)	EUR	100,000	98,325
6.38%, 11/08/2027(b)	GBP	200,000	260,200
Sanctuary Capital PLC, 2.38%, 04/14/2050(b)	GBP	200,000	155,923
Santander UK Group Holdings PLC, 3.63%, 01/14/2026(b)	GBP	150,000	176,474
Scottish Widows Ltd., 7.00%, 06/16/2043(b)	GBP	250,000	337,089
Severn Trent Utilities Finance PLC, 3.63%, 01/16/2026(b)	GBP	200,000	240,951
Sky Ltd., 2.50%, 09/15/2026(b)	EUR	200,000	210,577
SSE PLC, 8.38%, 11/20/2028(b)	GBP	183,000	264,901
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP	100,000	120,390
4.38%, 01/18/2038(b)	GBP	200,000	240,904
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)	GBP	300,000	374,474
Thames Water Utilities Finance PLC
4.00%, 06/19/2025(b)	GBP	100,000	121,602
5.13%, 09/28/2037(b)	GBP	150,000	180,147
5.50%, 02/11/2041(b)	GBP	100,000	123,412
Vodafone Group PLC
2.20%, 08/25/2026(b)	EUR	200,000	209,448
1.63%, 11/24/2030(b)	EUR	200,000	188,961
1.60%, 07/29/2031(b)	EUR	151,000	140,861
3.38%, 08/08/2049(b)	GBP	200,000	177,187
5.13%, 12/02/2052(b)	GBP	200,000	234,039
3.00%, 08/12/2056(b)	GBP	300,000	235,500
			16,781,709
United States-1.80%
Medtronic Global Holdings S.C.A.
0.38%, 10/15/2028	EUR	100,000	92,147
3.00%, 10/15/2028	EUR	200,000	212,801
1.63%, 03/07/2031	EUR	150,000	142,539
0.75%, 10/15/2032	EUR	100,000	85,179
	Principal Amount		Value
United States-(continued)
1.38%, 10/15/2040	EUR	100,000	$73,941
1.63%, 10/15/2050	EUR	100,000	67,241
Nestle Finance International Ltd., 0.38%, 05/12/2032(b)	EUR	100,000	85,000
Stellantis N.V.
3.75%, 03/29/2024(b)	EUR	125,000	136,414
3.88%, 01/05/2026(b)	EUR	100,000	109,469
2.75%, 05/15/2026(b)	EUR	100,000	105,928
0.63%, 03/30/2027(b)	EUR	200,000	192,948
4.50%, 07/07/2028(b)	EUR	100,000	112,687
0.75%, 01/18/2029(b)	EUR	200,000	180,592
2.75%, 04/01/2032(b)	EUR	200,000	192,517
1.25%, 06/20/2033(b)	EUR	100,000	80,449
Toyota Motor Credit Corp.
0.25%, 07/16/2026(b)	EUR	100,000	98,140
0.13%, 11/05/2027(b)	EUR	100,000	93,479
			2,061,471
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.71% (Cost $127,620,452)			112,799,955
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.13%
Invesco Private Government Fund, 4.36%(d)(e)(f)		40,313	40,313
Invesco Private Prime Fund, 4.59%(d)(e)(f)		103,651	103,683
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $143,961)			143,996
TOTAL INVESTMENTS IN SECURITIES-98.84% (Cost $127,764,413)			112,943,951
OTHER ASSETS LESS LIABILITIES-1.16%			1,326,253
NET ASSETS-100.00%			$114,270,204

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2023
(Unaudited)
Investment Abbreviations:
AUD-Australian Dollar
CAD-Canadian Dollar
EUR-Euro
GBP-British Pound Sterling
JPY-Japanese Yen
SEK-Swedish Krona

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $84,947,018, which represented 74.34% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$296,525	$5,285,287	$(5,581,812)	$-	$-	$-	$1,351
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	187,446	24,080	(171,213)	-	-	40,313	545*
Invesco Private Prime Fund	484,184	26,008	(406,579)	32	38	103,683	1,479*
Total	$968,155	$5,335,375	$(6,159,604)	$32	$38	$143,996	$3,375

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023, for each Fund (except for International Corporate Bond ETF). As of January 31, 2023, all of the securities in International Corporate Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,706,623,205	$-	$1,706,623,205
Money Market Funds	7,745,505	47,106,634	-	54,852,139
Total Investments	$7,745,505	$1,753,729,839	$-	$1,761,475,344
Invesco Global Short Term High Yield Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$174,255,637	$0	$174,255,637
Preferred Stocks	-	-	262,000	262,000
Common Stocks & Other Equity Interests	20	115,808	21,668	137,496
Non-U.S. Dollar Denominated Bonds & Notes	-	124,621	-	124,621
Money Market Funds	5,737,814	10,645,688	-	16,383,502
Total Investments in Securities	5,737,834	185,141,754	283,668	191,163,256
Other Investments - Assets
Investments Matured	-	967,911	60,130	1,028,041
Total Investments	$5,737,834	$186,109,665	$343,798	$192,191,297